Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangible Assets [Abstract]
Changes in Goodwill [text block table]

Goodwill allocated to cash-generating units

in € m.	Sales & Trading	Global Transaction Banking, Global Capital Markets & Corporate Finance	Private and Commercial Clients	Wealth Manage- ment	Postbank	Deutsche Asset Manage- ment	Non-Core Operations Unit [1]	Others	Total
Balance as of January 1, 2016	0	519	0	530	0	3,839	0	1	4,890
Goodwill acquired during the year	0	0	0	0	0	0	0	0	0
Purchase accounting adjustments	0	0	0	0	0	0	0	0	0
Transfers	285	0	0	0	0	(285)	0	0	0
Reclassification from (to) “held for sale”	0	0	0	0	0	(12)	0	0	(12)
Goodwill related to dispositions without being classified as “held for sale”	0	0	0	0	0	0	0	0	0
Impairment losses[2]	(285)	0	0	0	0	(500)	0	0	(785)
Exchange rate changes/other	0	13	0	33	0	(37)	0	0	10
Balance as of December 31, 2016	0	532	0	564	0	3,006	0	1	4,103
Gross amount of goodwill	2,953	1,553	998	564	1,763	3,506	669	1	12,007
Accumulated impairment losses	(2,953)	(1,021)	(998)	0	(1,763)	(500)	(669)	0	(7,904)
Balance as of January 1, 2017	0	532	0	564	0	3,006	0	1	4,103
Goodwill acquired during the year	0	0	0	0	0	0	0	0	0
Purchase accounting adjustments	0	0	0	0	0	0	0	0	0
Transfers	6	(6)	0	0	0	0	0	0	0
Reclassification from (to) “held for sale”	0	(3)	0	0	0	0	0	0	(3)
Goodwill related to dispositions without being classified as “held for sale”	0	0	0	0	0	(6)	0	0	(6)
Impairment losses[2]	(6)	0	0	0	0	0	0	0	(6)
Exchange rate changes/other	0	(52)	0	(22)	0	(231)	0	0	(306)
Balance as of December 31, 2017	0	471	0	541	0	2,768	0	1	3,782
Gross amount of goodwill	2,780	1,485	1,077	541	2,086	3,232	0	1	11,203
Accumulated impairment losses	(2,780)	(1,014)	(1,077)	0	(2,086)	(464)	0	0	(7,422)

[1]Includes primary CGUs NCOU Wholesale Assets and NCOU Operating Assets. From 2017 onwards, the NCOU ceased to exist as a standalone division. Accordingly, in 2017 the gross balances for goodwill and accumulated impairments of the former NCOU CGUs have been allocated among other primary CGUs.

[2] Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement.

Primary Cash-Generating Units [text block table]

Primary goodwill-carrying cash-generating units

Discount rate (post-tax)
	2017	2016
Global Transaction Banking, Global Capital Markets & Corporate Finance	8.8%	8.8%
Wealth Management	9.1%	8.4%
Deutsche Asset Management	10.0%	9.9%

Critical Values [text block table]

Change in certain key assumptions to cause the recoverable amount to equal the carrying amount

Change in Key Assumptions	GTB, GCM & CF	DeAM	WM
Discount rate (post tax) increase
from	8.8%	0%	9.1%
to	10.4%	0%	9.9%
Projected future earnings in each period	(14) %	0%	(9) %
Long term growth rates	N/M	0%	0.6%

Changes of Other Intangible Assets by Asset Class [text block table]

Changes of other intangible assets by asset classes for the years ended December 31, 2017, and December 31, 2016

	Purchased intangible assets								Internally generated intangible assets	Total other intangible assets
	Unamortized			Amortized					Amortized
in € m.	Retail investment management agreements	Other	Total unamortized purchased intangible assets	Customer- related intangible assets	Value of business acquired	Contract- based intangible assets	Software and other	Total amortized purchased intangible assets	Software
Cost of acquisition/manufacture:
Balance as of January 1, 2016	1,061	440	1,501	1,559	941	795	1,112	4,407	4,846	10,755
Additions	0	0	0	27	0	0	49	76	1,499	1,575
Changes in the group of consolidated companies	0	0	0	(155)	(806)	0	(13)	(974)	0	(975)
Disposals	0	0	0	1	0	0	148	149	123	272
Reclassifications from (to) “held for sale”	0	0	0	0	0	(747)	(203)	(950)	0	(950)
Transfers	0	0	0	0	0	0	65	65	(29)	36
Exchange rate changes	33	0	33	1	(135)	22	9	(103)	42	(28)
Balance as of December 31, 2016	1,094	440	1,534	1,431	0	70	871	2,372	6,235	10,140
Additions	0	0	0	15	0	0	48	63	1,360	1,423
Changes in the group of consolidated companies	0	0	0	0	0	0	(35)	(35)	(171)	(206)
Disposals	0	0	0	0	0	0	21	21	121	142
Reclassifications from (to) “held for sale”	0	0	0	(6)	0	0	0	(6)	0	(6)
Transfers	0	(0)	(0)	1	0	0	50	51	(42)	9
Exchange rate changes	(131)	(1)	(132)	(77)	0	0	(12)	(89)	(237)	(457)
Balance as of December 31, 2017	963	439	1,402	1,364	0	70	901	2,335	7,024	10,761
Accumulated amortization and impairment:
Balance as of January 1, 2016	268	418	686	1,476	300	429	893	3,098	1,782	5,567
Amortization for the year	0	0	0	39	37	24	36	136	679	815 [1]
Changes in the group of consolidated companies	0	0	0	(155)	(808)	0	(15)	(978)	(10)	(988)
Disposals	0	0	0	1	0	0	146	147	99	246
Reclassifications from (to) “held for sale”	0	0	0	0	0	(359)	(94)	(453)	0	(453)
Impairment losses	0	6	6	0	515	0	0	515	60	580 [2]
Reversals of impairment losses	0	0	0	0	0	39	10	49	0	49 [3]
Transfers	0	0	0	3	0	0	45	48	(20)	28
Exchange rate changes	8	0	8	1	(43)	10	6	(26)	26	7
Balance as of December 31, 2016	276	424	700	1,363	0	65	715	2,143	2,418	5,261
Amortization for the year	0	0	0	34	0	4	27	65	870	935 [4]
Changes in the group of consolidated companies	0	0	0	0	0	0	(35)	(35)	(171)	(206)
Disposals	0	0	0	0	0	0	18	18	81	99
Reclassifications from (to) “held for sale”	0	0	0	(4)	0	0	0	(4)	0	(4)
Impairment losses	0	15	15	0	0	0	0	0	42	57 [5]
Reversals of impairment losses	0	0	0	0	0	0	0	0	0	0
Transfers	0	0	0	0	0	0	41	41	(35)	6
Exchange rate changes	(33)	0	(33)	(72)	0	0	(12)	(84)	(129)	(246)
Balance as of December 31, 2017	243	439	682	1,321	0	69	718	2,108	2,914	5,704
Carrying amount:
As of December 31, 2016	818	15	833	68	0	5	156	229	3,817	4,879
As of December 31, 2017	719	1	720	43	0	1	183	227	4,110	5,057

[1]The € 815 million were included in general and administrative expenses.

2Of which € 521 million were included in impairment of goodwill and other intangible assets, consisting of impairments of an unamortized trademark intangible asset (€ 6 million) as well as the write-off of the Value of business acquired (VOBA; € 515 million). Furthermore, € 60 million of impairments related to self-developed software, which were recorded in general and administrative expenses.

[3] € 49 million were recorded as reversal of a prior year’s impairment related to the sale of Maher Terminals LLC (NCOU) and are included under impairment of goodwill and other intangible assets.

[4] The € 935 million were included in general and administrative expenses.

5 Of which € 42 million were related to the impairment of self-developed software, recorded in general and administrative expenses, and € 15 million referring to the impairment of a non-amortizing trade-mark intangible asset which is included under impairment of goodwill and other intangible assets.

Useful Lives of Other Amortized Intangible Assets by Asset Class [text block table]

Useful lives of other amortized intangible assets by asset class

Useful lives in years
Internally generated intangible assets:
Software	up to 10
Purchased intangible assets:
Customer-related intangible assets	up to 20
Contract-based intangible assets	up to 8
Other	up to 80